Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$231,047,192	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$1,266,670	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$733,330

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$230,003,947	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$4,523,330	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$2,900,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the nine months ended September 30, 2022. The Company transferred the public warrants from Level 3 to Level 1 during the nine months ended September 30, 2021.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model at each measurement date. The fair value of the Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since January 25, 2021. For the three months ended September 30, 2022 and September 30, 2021, the Company recognized a change in the unaudited condensed statements of operations resulting from a change in the fair value of liabilities of approximately $(0.8) million and $2.2 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statements of operations. For the nine months ended September 30, 2022 and September 30, 2021, the Company recognized a gain in the unaudited condensed statement of operations resulting from a change in the fair value of liabilities of approximately $5.4 million and $8.9 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statements of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company continues to use a Monte Carlo simulation to value the Private Placement Warrants. The Company estimates the volatility of its Class A common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 30, 2022	As of December 31, 2021
Volatility	2.4%	10.7%
Stock price	$9.95	$9.80
Expected life of the options to convert	3.81	5.00
Risk-free rate	4.17%	1.31%
Dividend yield	0.0%	0.0%

The change in the fair value of the Level 3 derivative warrant liabilities for the nine months ended September 30, 2022 and September 30, 2021 is summarized as follows:

	Private Warrants	Public Warrants
Derivative warrant liabilities at January 1, 2021	$7,733,337	$11,883,330
Transfer from Level 3	-	(11,883,330)
Change in fair value of derivative warrant liabilities	(3,528,337)	-
Derivative warrant liabilities at September 30, 2021	$4,205,000	$-

Derivative warrant liabilities at January 1, 2022	$2,900,000	$-
Change in fair value of derivative warrant liabilities	(2,126,670)	-
Derivative warrant liabilities at September 30, 2022	$773,330	$-

Note 8 — Fair Value Measurements

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$230,003,947	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$4,523,330	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,900,000

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Fund	$230,007,668	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$—	$11,883,330
Derivative warrant liabilities – Private Warrants	$—	$—	$7,733,330

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The Company transferred the public warrants from Level 3 to Level 1 during the year ended December 31, 2021. There were no transfers between levels for the period from August 6, 2020 (inception) through December 31, 2020.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since January 25, 2021. For the year ended December 31, 2021 and the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from a change in the fair value of liabilities of approximately $12.2 million and $(3.5) million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company continues to use a Monte Carlo simulation to value the Private Placement Warrants. The Company estimates the volatility of its Class A common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2021	As of December 31, 2020
Volatility	10.7%	21.0%
Stock price	$9.80	$10.12
Expected life of the options to convert	5.00	6.00
Risk-free rate	1.31%	0.51%
Dividend yield	0.0%	0.0%

The change in the fair value of the Level 3 derivative warrant liabilities from inception through the year ended December 31, 2021 is summarized as follows:

	Private Warrants	Public Warrants
Derivative warrant liabilities at August 6, 2020 (inception)	—	—
Issuance of Public and Private Warrants	6,331,670	9,813,330
Change in fair value of derivative warrant liabilities	1,401,667	2,070,000
Derivative warrant liabilities at January 1, 2021	$7,733,337	$11,883,330
Transfer from Level 3	—	(11,883,330)
Change in fair value of derivative warrant liabilities	(4,833,337)	—
Derivative warrant liabilities at December 31, 2021	$2,900,000	$—